Provisions for legal proceedings (Tables)	6 Months Ended
Jun. 30, 2021
Provisions For legal Proceedings [Abstract]
Provisions for legal proceedings are set out as follows:

Provisions for legal proceedings are set out as follows:

Current and Non-current liabilities	06.30.2021	12.31.2020
Labor claims	759	706
Tax claims	377	488
Civil claims	648	713
Environmental claims	444	292
Total	2,228	2,199

Summary of Reconciliation of Provisions for Legal Proceedings [Text Block]
	Jan-Jun/2021	Jan-Dec/2020
Opening Balance	2,199	3,113
Additions, net of reversals	190	464
Use of provision	(261)	(744)
Revaluation of existing proceedings and interest charges	19	28
Others	6	20
Cumulative translation adjustment	75	(682)
Closing Balance	2,228	2,199

the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

In preparing its consolidated interim financial statements for the six-month period ended June 30, 2021, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

14.2.	Judicial deposits
Non-current assets	06.30.2021	12.31.2020
Tax	5,868	5,154
Labor	885	831
Civil	1,161	1,095
Environmental	116	113
Others	77	88
Total	8,107	7,281

Opening Balance

	Jan-Jun/2021	Jan-Dec/2020
Opening Balance	7,281	8,236
Additions	488	937
Use	(43)	(86)
Accruals and charges	76	90
Others	(15)	(4)
Cumulative translation adjustment	320	(1,892)
Closing Balance	8,107	7,281

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. Estimated contingent liabilities for which the possibility of loss is possible are set out in the following table:

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. Estimated contingent liabilities for which the possibility of loss is possible are set out in the following table:

Nature	06.30.2021	12.31.2020
Tax	26,091	24,511
Labor	7,743	8,179
Civil - General	5,491	4,621
Civil - Environmental	1,162	1,465
Total	40,487	38,776